Total
InfraCap MLP ETF
RISK/RETURN SUMMARY INFORMATION
INVESTMENT OBJECTIVE

InfraCap MLP ETF (Ticker: AMZA) (the “Fund”) seeks total return primarily through investments in equity securities of publicly traded master limited partnerships and limited liability companies taxed as partnerships (“MLPs”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	InfraCap MLP ETF InfraCap MLP ETF
Management Fee	0.95%	[1]
Other Expenses (Includes Interest Expense and Accrued and Deferred Income Tax Expense/Benefit)	1.23%	[2]
Total Annual Fund Operating Expenses	2.18%
[1]	The management fee is structured as a “unified fee,” out of which the Fund’s sub-adviser pays all of the expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the management fee paid to the Fund’s sub-adviser; payments under a 12b-1 plan (if any); brokerage expenses; taxes; interest; litigation expenses; and other non-routine and extraordinary expenses of the Fund.
[2]	The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter “C” corporation. As a “C” corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund’s accrued deferred tax liability, if any, is reflected each day in the Fund’s net asset value per share. The deferred income tax expense/(benefit) represents an estimate of the Fund’s potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund’s net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
InfraCap MLP ETF | InfraCap MLP ETF | USD ($)	221	682	1,169	2,513

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in high taxes for the Fund. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2023, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Under normal market conditions, the Fund will invest not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of MLPs in the energy infrastructure sector.

To this end, the Fund will focus on investing in MLPs selected by Infrastructure Capital Advisors, LLC, the Fund’s sub-adviser (the “Sub-Adviser”), that, as their principal business, operate assets used in the gathering, transporting, processing, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined petroleum products or coal (collectively, “energy products”) and that trade on a national securities exchange. The Fund may invest in securities of MLPs of all capitalization sizes.

The Fund’s investment strategy will be guided by the following policies:

•The Fund will typically focus on “midstream” MLPs (discussed below).

•In addition to investments in MLPs, the Fund may also write call and put options on securities, ETFs or security indexes in an effort to generate additional current income and reduce volatility in the Fund’s portfolio. Although not required to do so, the Fund will typically write a call option only if the option is “covered” by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option.

•The Fund may also borrow from banks for investment purposes in an amount up to 33 1⁄3% of its total assets, in compliance with the Investment Company Act of 1940 (the “1940 Act”).

•The Fund expects to typically invest in a portfolio of between 25 to 50 MLPs; however, there is no limit on the number of MLPs in which the Fund may invest.

•Under normal circumstances, the Fund will not invest more than 15% of its total assets in any one issuer.

•The Fund may invest in MLP units, securities of companies holding primarily general partner or managing member interests in MLPs, and securities that themselves own interests in MLPs (e.g., exchange traded funds (“ETFs”) and other registered investment companies that invest in MLPs). The Fund may also invest for speculative purposes in options and futures contracts in connection with any of the foregoing types of securities.

•The Fund may also invest in ETFs, other registered investment companies, options and futures contracts, or establish short positions in any of the foregoing, in an effort to hedge against market, interest rate or commodity risks in the Fund’s portfolio.

“Midstream” MLPs are MLPs that collect, gather, process, transport and store energy products, generally without taking ownership of the energy products. Midstream MLPs may also operate ancillary businesses, including the marketing of energy products and logistical services related thereto, but are typically not engaged in the mining, production or distribution of energy products.

The Sub-Adviser expects that monthly cash distributions will constitute a substantial portion of the Fund’s total investment returns, and that all or a portion of any such Fund distribution may be treated as a return of capital for tax purposes.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective. The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in the securities of issuers engaged primarily in energy-related industries. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can. In attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.

WHAT IS AN MLP?

An MLP generally is treated as a partnership for U.S. federal income tax purposes, which means no U.S. federal income tax is paid by the MLP, subject to the application of certain partnership audit rules. To qualify as a partnership, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner (that typically controls the operations and management of the MLP) and limited partners (that typically own common units in the MLP that have only limited voting rights).

PRINCIPAL RISKS
PERFORMANCE INFORMATION

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year, five years and since inception compared with a broad-based index and a style-specific index (one reflecting the market segments in which the Fund invests), in that order. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by calling the Fund at (888) 383-0553.

•During the periods shown in the bar chart, the highest return for a calendar quarter was 65.99% (quarter ended 6/30/2020).

•During the periods shown in the bar chart, the lowest return for a calendar quarter was (74.01)% (quarter ended 3/31/2020).

Average Annual Total Returns – (For the Period Ended December 31, 2023)
Average Annual Total Returns - InfraCap MLP ETF - InfraCap MLP ETF	1 Year		5 Years		Since Inception	[1]	Inception Date
Performance Measure Domain	23.47%		5.54%		(6.01%)		Oct. 01, 2014
After taxes on distributions	20.58%	[2]	4.60%	[2]	(6.64%)	[2]	Oct. 01, 2014
After taxes on distributions and sale of shares	15.58%	[2]	4.17%	[2]	(4.31%)	[2]	Oct. 01, 2014
FT Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	26.10%	[3]	15.40%	[3]	12.02%	[3]	Oct. 01, 2014
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.29%	[3]	15.69%	[3]	12.26%	[3]	Oct. 01, 2014
Alerian MLP Infrastructure Index (reflects no deduction for fees, expenses or taxes)	23.76%		10.87%		(0.08%)		Oct. 01, 2014
[1]	The Fund commenced operations on October 1, 2014.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.
[3]	The Fund has changed its broad-based index to the FT Wilshire 5000 Index, which includes large, mid, small and micro-capitalization companies.

InfraCap MLP ETF | Risk Lose Money [Member]
An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
InfraCap MLP ETF | MLP Risk [Member]

MLP Risk. Investments in MLPs may be negatively impacted by tax law changes, changes in interest rates, the failure of the MLP’s parent or sponsor to make payments as expected, regulatory developments or other factors affecting the MLP’s underlying assets, which are typically in the natural resources and energy sectors.

InfraCap MLP ETF | Energy Infrastructure Sector Risks [Member]

Energy Infrastructure Sector Risks. Risks of investing in companies in the energy infrastructure sector include, but are not limited to, reduced volumes of natural gas or other energy commodities available for transporting, processing or storing; new construction risks and acquisition risk which can limit growth potential; a sustained reduced demand for crude oil, natural gas and refined petroleum products; changes in the regulatory environment; extreme weather; rising interest rates; and threats of attack by terrorists.

InfraCap MLP ETF | MLP Tax Risk [Member]

MLP Tax Risk. MLPs taxed as partnerships generally do not pay U.S. federal income tax at the partnership level. Accordingly, a change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being required to pay U.S. federal income tax on its taxable income, which could result in a reduction in the value of your investment in the Fund and lower its income.

InfraCap MLP ETF | Interest Rate Risk [Member]
Interest Rate Risk. As yield-based investments, MLPs carry interest rate risk and may underperform in rising interest rate environments.
InfraCap MLP ETF | Leverage Risk [Member]

Leverage Risk. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility. The Fund cannot guarantee that the use of leverage will produce increased income or a higher return on an investment. The use of leverage may result in the Fund having to liquidate holdings when it may not be advantageous to do so in order to satisfy its obligations.

InfraCap MLP ETF | Options Risk [Member]

Options Risk. When the Fund purchases options, it risks the loss of the cash paid for the options if the options expire unexercised. When the Fund sells (writes) call options, it forgoes the opportunity to benefit from an increase in the value of the underlying asset above the exercise price, but it continues to bear the risk of a decline in the value of the underlying asset. In addition, the Fund may earn premiums from writing call options. For shareholders who hold Shares in a taxable account, profits from writing call options are generally treated as short-term capital gains for U.S. federal income tax purposes, taxable as ordinary income for shareholders upon distribution. Also, where a put or call option on a particular underlying asset is purchased to hedge against price movements in a related asset, the price of the put or call option may move more or less than the price of the related asset. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out an option position.

InfraCap MLP ETF | MLP Liquidity Risk [Member]

MLP Liquidity Risk. Although common units of MLPs trade on a national securities exchange, certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. As a result, these securities may be difficult to dispose of at a fair price at the times when the Sub-Adviser believes it is desirable to do so.

InfraCap MLP ETF | Risk Nondiversified Status [Member]

Non-Diversified Fund Risk. The Fund is considered non-diversified and may be more susceptible to factors negatively impacting its holdings to the extent the Fund invests more of its assets in the securities of fewer issuers than would a diversified fund.

InfraCap MLP ETF | Deferred Tax Liability Risk [Member]

Deferred Tax Liability Risk. The Fund is taxed as a corporation for federal income tax purposes. This differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. As a “C” corporation, the Fund is subject to U.S. federal income tax on its taxable income at the corporate income tax rate as well as state and local income taxes. The Fund will not benefit from the current favorable federal income tax rates on long-term capital gains and Fund income, losses and expenses will not be passed through to the Fund’s shareholders. As a “C” corporation, the Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund’s accrued deferred tax liability will be reflected each day in the Fund’s net asset value (“NAV”).

InfraCap MLP ETF | Returns of Capital Distributions From the Fund Reduce the Tax Basis of Shares [Member]

Returns of Capital Distributions From the Fund Reduce the Tax Basis of Shares. All or a portion of the Fund’s distributions are expected to be treated as a return of capital for tax purposes. Returns of capital distribution are not taxable income to you but reduce your tax basis in your Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Fund when, in fact, they are not. You should not assume that the source of the distributions is from the net profits of the Fund.

InfraCap MLP ETF | Futures Contracts Risk [Member]

Futures Contracts Risk. The successful use of futures contracts depends upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations, including: imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market; the possibility that a counterparty will default in the performance of its obligations; the possibility that a failure to close a position may result in delivery of an illiquid asset to the Fund or that rapid selling to avoid delivery may result in unfavorable execution prices; and possible inefficiencies that are created by the need to “roll contracts” (i.e., sell out of a contract that is nearing delivery or settlement in favor of a contract with a delivery or settlement date that is further into the future). If the Sub-Adviser seeks to apply a hedge in the Fund’s portfolio at an inappropriate time or judges market movements incorrectly, futures strategies may lower the Fund’s return.

InfraCap MLP ETF | Short Sales Risk [Member]

Short Sales Risk. Generally, to the extent the price of a security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss. The amount of a potential loss on an uncovered short sale transaction is theoretically unlimited.

InfraCap MLP ETF | Risks of Investing in ETFs and Other Registered Investment Companies [Member]

Risks of Investing in ETFs and Other Registered Investment Companies. In addition to the risks associated with the underlying assets held by an ETF or other registered investment company, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by such vehicle could decrease. Investments in ETFs are also subject to the following additional risks: (1) an ETF’s shares may trade above or below its NAV; (2) an active trading market for the ETF’s shares may not develop or be maintained; (3) trading an ETF’s shares may be halted by the listing exchange; (4) a passively managed ETF may not track the performance of the reference asset; and (5) a passively managed ETF may hold troubled securities or other investments.

InfraCap MLP ETF | Small- and Mid-Capitalization Companies Risk [Member]

Small- and Mid-Capitalization Companies Risk. Small- and mid-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small- and mid-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the Fund.

InfraCap MLP ETF | Market Risk [Member]

Market Risk.  The value of the securities in the Fund may go up or down (sometimes significantly) in response to the prospects of individual companies and/or general economic conditions, including local, regional or global events.

InfraCap MLP ETF | Management Risk [Member]
Management Risk. The Sub-Adviser’s judgments about the attractiveness and potential appreciation of a security or other asset may prove to be inaccurate and may not produce the desired results. 7
InfraCap MLP ETF | ETF Risks [Member]
ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:
InfraCap MLP ETF | Authorized Participant Risk [Member]

•Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to NAV and possibly face delisting.

InfraCap MLP ETF | Costs of Buying or Selling Shares [Member]

•Costs of Buying or Selling Shares.  Due to the costs of buying or selling Shares, including brokerage commissions and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

InfraCap MLP ETF | Fluctuation of NAV; Unit Premiums and Discounts [Member]

•Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings, and the Fund cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

InfraCap MLP ETF | Cash Transactions Risk [Member]

•Cash Transactions Risk.  The Fund expects to generally effect its creations and redemptions entirely for cash, rather than for in-kind securities. Accordingly, investments in Shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

InfraCap MLP ETF | Risks Related to Portfolio Turnover [Member]

Risks Related to Portfolio Turnover. The Fund’s principal investment strategies may result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.

InfraCap REIT Preferred ETF
RISK/RETURN SUMMARY INFORMATION
INVESTMENT OBJECTIVE

InfraCap REIT Preferred ETF (Ticker: PFFR) (the “Fund”) seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Indxx REIT Preferred Stock Index (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	InfraCap REIT Preferred ETF InfraCap REIT Preferred ETF
Management Fee	0.45%	[1]
Total Annual Fund Operating Expenses	0.45%
[1]	The management fee is structured as a “unified fee.” The Fund’s investment adviser has delegated to the Fund’s sub-adviser the obligation to pay all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the management fee paid to the Fund’s adviser; payments under any 12b-1 plan adopted by the Fund; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
InfraCap REIT Preferred ETF | InfraCap REIT Preferred ETF | USD ($)	46	144	252	567

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2023, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Under normal market conditions, the Fund will invest not less than 90% of its assets in component securities of the Underlying Index. The Underlying Index is comprised of preferred securities listed on U.S. exchanges that are issued by real estate investment trusts (“REITs”).

What are preferred securities? Preferred securities are a class of equity security that typically pay fixed or floating dividends to investors and have “preference” over common stock (but are subordinated to bonds) in the payment of dividends and in the event of the bankruptcy or liquidation of a company’s assets. Although preferred securities represent an ownership interest in a company, preferred stockholders usually have no voting rights with respect to corporate matters of the issuer. Instead, preferred securities typically have rights and characteristics similar to debt instruments.

Preferred securities in the Underlying Index may include, without limitation, floating and fixed-rate preferred securities, callable preferred securities, cumulative and non-cumulative preferred securities, convertible preferred securities, trust preferred securities and depositary preferred securities.

What is a REIT? A REIT is a corporation, trust or association dedicated to owning, operating or financing income-producing real estate. To qualify as a REIT under the Internal Revenue Code of 1986, as amended (the “Code”), a REIT is required to distribute at least 90% of its taxable income to shareholders annually and receive at least 75% of that income from rents, mortgages and sales of property. A REIT that qualifies under the Code is generally not taxed on income that it distributes to its shareholders. The Underlying Index may include preferred securities issued by Equity REITs, Mortgage REITs or Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rental and lease income, but may also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which provide loans to owners and operators of real estate assets or hold or trade mortgages or mortgage-backed securities, derive their income primarily from interest payments made on the underlying mortgages. Hybrid REITs may invest in a combination of properties, mortgages and mortgage-backed securities.

The Underlying Index. The Underlying Index, which was launched in January 2015, is a modified market capitalization weighted index designed to provide diversified exposure to high yielding liquid preferred securities issued by REITs listed in the U.S. In a market capitalization weighted index, each component security is weighted by the issuer’s market capitalization relative to the overall capitalization of the index.

The Underlying Index was co-developed by Infrastructure Capital Advisors, LLC, the Fund’s sub-adviser (the “Sub-Adviser”), and Indxx, LLC (“Indxx”), the index provider of the Underlying Index. Indxx is not affiliated with the Fund, the Sub-Adviser, or the Fund’s adviser, Virtus ETF Advisers LLC (the “Adviser”). Indxx owns the Underlying Index and is solely responsible for calculating, maintaining and rebalancing the Underlying Index.

To be included in the Underlying Index, a security generally must meet the following minimum criteria as of each reconstitution date:

•Security Type: Preferred Securities

•Primary Exchange: United States

•Type of Issuer: REIT

•Market Capitalization: $75 million or more

•6 Month Average Monthly Trading Volume: 150,000 shares or more

•Yield to Worst (i.e., an estimate of the lowest potential yield that can be received on a preferred security without issuer default): greater than 3%

•Constituent Weightings: No single issuer will exceed 10% of its representation in the Underlying Index upon rebalance. No REIT sub-sector will exceed 30% of the Underlying Index upon rebalance, with the exception of the Diversified REIT sub-sector, which will not exceed 35%.

•Review: At the end of every calendar quarter, each Underlying Index constituent will be reviewed and distressed companies may be excluded.

Once the investment universe is appropriately narrowed based on the foregoing criteria, all remaining securities are chosen as index constituents, which are then weighted based on their modified market capitalization. Indxx reconstitutes and rebalances the Underlying Index semi-annually at the close of the last trading day of March and September of each year in accordance with the Underlying Index methodology. The Fund is generally reconstituted and rebalanced in accordance with the Underlying Index. As of December 31, 2023, the Underlying Index contained 91 constituents.

Indxx’s Index Committee is responsible for setting policy, determining index composition, and administering the Underlying Index in accordance with the Underlying Index methodology. The Index Committee reserves the right to use qualitative judgment to include, exclude, adjust, or postpone the inclusion of a constituent. Continued index membership of a constituent is not necessarily subject to the Underlying Index methodology. A constituent may be considered for exclusion by the Index Committee on the basis of corporate governance, accounting policies, lack of transparency and lack of representation, despite meeting all the criteria provided in the Underlying Index methodology.

The Fund will not seek to “beat” the performance of the Underlying Index and will not seek temporary defensive measures when markets decline or appear overvalued. Instead, the Fund uses a “passive” or indexing investment approach to try to approximate the investment performance of the Underlying Index by investing in a portfolio of securities that generally replicates the Underlying Index; however, there may be times when the Fund does not hold every security in the Underlying Index. The Sub-Adviser expects that, over time, the correlation between the Fund’s performance before fees and expenses and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.

Under normal market conditions, the Fund will invest not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in preferred securities of REITs. The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries approximately to the same extent that the Underlying Index is concentrated. As of October 31, 2023, the Underlying Index is concentrated in the Mortgage REITs and Equity REITs industries. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can. In addition, in attempting to meet its investment objective, the Fund may engage in active and frequent trading of portfolio securities.

PRINCIPAL RISKS
PERFORMANCE INFORMATION

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year, five years, and since inception compared with a broad-based index and the index the Fund seeks to track, in that order. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by calling the Fund at (888) 383-0553.

•During the periods shown in the bar chart, the highest return for a calendar quarter was 19.87% (quarter ended 6/30/2020).

•During the periods shown in the bar chart, the lowest return for a calendar quarter was (29.45)% (quarter ended 3/31/2020).

Average Annual Total Returns –(For the Period Ended December 31, 2023)
Average Annual Total Returns - InfraCap REIT Preferred ETF - InfraCap REIT Preferred ETF	1 Year		5 Years		Since Inception	[1]	Inception Date
Performance Measure Domain	19.75%		3.17%		2.15%		Feb. 07, 2017
After taxes on distributions	16.76%	[2]	1.04%	[2]	0.01%	[2]	Feb. 07, 2017
After taxes on distributions and sale of shares	11.52%	[2]	1.54%	[2]	0.75%	[2]	Feb. 07, 2017
FT Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	26.10%		15.40%		12.79%		Feb. 07, 2017
Indxx REIT Preferred Stock Index (reflects no deduction for fees, expenses or taxes)	20.10%		4.05%		2.96%		Feb. 07, 2017
[1]	The Fund commenced operations on February 7, 2017.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.

InfraCap REIT Preferred ETF | Risk Lose Money [Member]
An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
InfraCap REIT Preferred ETF | Interest Rate Risk [Member]

Interest Rate Risk.  The value of preferred securities will generally vary inversely with the direction of prevailing interest rates such that, generally, when interest rates rise, the value of REIT securities (including preferred securities) can be expected to decline.

InfraCap REIT Preferred ETF | Risk Nondiversified Status [Member]

Non-Diversified Fund Risk. The Fund is considered non-diversified and may be more susceptible to factors negatively impacting its holdings to the extent the Fund invests more of its assets in the securities of fewer issuers than would a diversified fund.

InfraCap REIT Preferred ETF | Market Risk [Member]

Market Risk. The value of the securities in the Fund may go up or down (sometimes significantly) in response to the prospects of individual companies and/or general economic conditions, including local, regional or global events.

InfraCap REIT Preferred ETF | ETF Risks [Member]
ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:
InfraCap REIT Preferred ETF | Authorized Participant Risk [Member]

•Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to NAV and possibly face delisting.

InfraCap REIT Preferred ETF | Costs of Buying or Selling Shares [Member]

•Costs of Buying or Selling Shares.  Due to the costs of buying or selling Shares, including brokerage commissions and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

InfraCap REIT Preferred ETF | Fluctuation of NAV; Unit Premiums and Discounts [Member]

•Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings, and the Fund cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

InfraCap REIT Preferred ETF | Risks Related to Portfolio Turnover [Member]

Risks Related to Portfolio Turnover. The Fund’s principal investment strategies may result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.

InfraCap REIT Preferred ETF | Preferred Securities [Member]

Preferred Securities. There are special risks associated with investing in preferred securities, including:

•Deferral and Omission. If the Fund owns preferred securities that include provisions that permit the issuer to defer or omit distributions for a stated period without any adverse consequences to the issuer, the Fund may be required to report income for tax purposes although it has not yet received such income.

•Subordination. Preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

•Liquidity. Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities.

•Limited Voting Rights. Preferred securities may have no or limited voting rights with respect to the issuing company.

•Special Redemption Rights. An issuer of preferred securities may redeem the securities prior to a specified date, which may negatively impact the return of the security held by the Fund.

InfraCap REIT Preferred ETF | REIT Industries Risk [Member]

REIT Industries Risk. The Fund is subject to the risk that the value of stocks of REITs will decline because of adverse developments affecting the Mortgage REITs and/or Equity REITs industries, including  deterioration in the real estate rental market, declines in real estate property demand, changes in interest rates, declines in the availability of real estate financing, increases in borrower defaults, overbuilding, or other developments that reduce credit and cash positions of REITs and REIT operators. REITs may also be adversely affected by poor management, failure to quality as a REIT under the Code, environmental problems, property tax increases or changes in federal, state or local regulations.

InfraCap REIT Preferred ETF | Issuer Risk [Member]

Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which the Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Shares, to decline.

InfraCap REIT Preferred ETF | Small Capitalization Companies Risk [Member]

Small Capitalization Companies Risk. Small-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the Fund.

InfraCap REIT Preferred ETF | Concentration Risk [Member]

Concentration Risk. A fund concentrated in an industry or sector is likely to present more risks than a fund that is broadly invested in several industries or sectors. Compared to the broad market, an individual industry or sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes.

InfraCap REIT Preferred ETF | Passive Strategy/Index Risk [Member]

Passive Strategy/Index Risk. The Fund may hold constituent securities of the Underlying Index regardless of the current or projected performance of a specific security or the relevant sector as a whole, which could cause the Fund’s returns to be lower than if the Fund employed an active strategy. Unless the Underlying Index allocates significant portions of its assets to cash and cash equivalents during times of adverse market or economic conditions, the Fund may be subject to a higher level of market risk during such times than other funds.

InfraCap REIT Preferred ETF | Index Tracking Risk [Member]

Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the returns of the Underlying Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies.

InfraCap REIT Preferred ETF | Calculation Methodology [Member]

Calculation Methodology. The Underlying Index relies on various sources of information to assess the criteria of issuers included in the Underlying Index, including information that may be based on assumptions and estimates. The Fund, the Adviser, the Sub-Adviser and Indxx cannot offer assurances that the Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers.

Virtus InfraCap U.S. Preferred Stock ETF
RISK/RETURN SUMMARY INFORMATION
INVESTMENT OBJECTIVE
Virtus InfraCap U.S. Preferred Stock ETF (Ticker: PFFA) (the “Fund”) seeks current income and, secondarily, capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Virtus InfraCap U.S. Preferred Stock ETF Virtus InfraCap U.S. Preferred Stock ETF
Management Fee	0.80%	[1]
Other Expenses	1.72%
Total Annual Fund Operating Expenses	2.52%
[1]	The management fee is structured as a “unified fee.” The Fund’s investment adviser has delegated to the Fund’s sub-adviser the obligation to pay all of the ordinary operating expenses of the Fund, except for the management fee paid to the Fund’s adviser; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund; each of which is paid by the Fund.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Virtus InfraCap U.S. Preferred Stock ETF | Virtus InfraCap U.S. Preferred Stock ETF | USD ($)	255	785	1,340	2,856

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2023, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Under normal market conditions, the Fund will invest not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. preferred stock, and in derivatives and other instruments that have economic characteristics similar to such investments. The Fund considers an issuer of preferred stock to be in the U.S. if: (i) it is organized under the laws of, or maintains a principal place of business in, the U.S.; (ii) the principal trading market for its securities is in the U.S.; or (iii) during its most recent fiscal year, it derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the U.S., or has at least 50% of its assets in the U.S. Preferred stock or a class of equity security that typically pay fixed or floating dividends to investors and have “preference” over common stock (but are subordinated to bonds), in that the company issuing the preferred and common stock must pay dividends to preferred stockholders before common stockholders, and, in the event of a bankruptcy or liquidation of the company’s assets, must put the claims of the preferred stockholders ahead of the claims of the common stockholders. The Fund’s portfolio will primarily consist of preferred stock issued by companies with market capitalizations of over $100 million, which may include small and mid-capitalization companies.

Although preferred stock represents an ownership interest in a company, preferred stockholders usually have no voting rights with respect to corporate matters of the issuer. Instead, preferred stock typically have rights and characteristics similar to debt instruments. The Fund may invest in all types of preferred stock, including, without limitation, floating and fixed-rate preferred stock, callable preferred stock, cumulative and non-cumulative preferred stock, convertible preferred stock and depositary preferred stock. Certain preferred stock may have call provisions, which entitle the issuer to redeem the stock at a predetermined price (i.e., the “call price”) after a specified date.

Infrastructure Capital Advisors, LLC, the Fund’s sub-adviser (the “Sub-Adviser”), may purchase and write put and call options in an effort to generate additional income, reduce volatility and/or hedge against market or other risks in the Fund’s portfolio. The Fund will also borrow from banks for investment purposes generally in an amount between 15% and 25% of its net assets, although it may borrow an amount up to 33 1/3% of its total assets (including the amount borrowed) in compliance with the Investment Company Act of 1940 (the “1940 Act”). The use of borrowings to purchase additional investments is known as leverage.

The Sub-Adviser actively manages the Fund’s assets pursuant to a variety of quantitative, qualitative and relative valuation factors. The Sub-Adviser will typically evaluate potential investments with respect to certain key variables that the Sub-Adviser believes make a business successful over time, including, without limitation, a company’s competitive position, its perceived ability to earn a high return on capital, the historical and projected stability and reliability of its profits, its anticipated ability to generate cash in excess of its growth needs and its access to additional capital. In addition, when selecting preferred stock that are subject to a call provision, the Sub-Adviser generally seeks to underweight or eliminate those that trade above the call price and exhibit a low or negative yield-to-call (i.e., the rate of return that an investor would earn if the preferred stock was held until its call date).

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can. In addition, from time to time, the Fund may focus its investments (i.e., invest more than 15% of its total assets) in particular sectors. As of October 31, 2023, the Fund focused its investments in the real estate, financial and energy sectors.

PRINCIPAL RISKS
PERFORMANCE INFORMATION

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year and since inception compared with a broad-based index and a style-specific index (one reflecting the market segments in which the Fund invests), in that order. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by calling the Fund at (888) 383-0553.

•During the periods shown in the bar chart, the highest return for a calendar quarter was 45.22% (quarter ended 6/30/2020).

•During the periods shown in the bar chart, the lowest return for a calendar quarter was (50.96)% (quarter ended 3/31/2020).

Average Annual Total Returns –(For the Period Ended December 31, 2023)
Average Annual Total Returns - Virtus InfraCap U.S. Preferred Stock ETF - Virtus InfraCap U.S. Preferred Stock ETF	1 Year		5 Years		Since Inception	[1]	Inception Date
Performance Measure Domain	24.82%		8.29%		5.88%		May 15, 2018
After taxes on distributions	21.80%	[2]	5.41%	[2]	3.11%	[2]	May 15, 2018
After taxes on distributions and sale of shares	15.60%	[2]	5.60%	[2]	3.70%	[2]	May 15, 2018
FT Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	26.10%		15.40%		12.05%		May 15, 2018
S&P U.S Preferred Stock Index (reflects no deduction for fees, expenses or taxes)	12.02%		4.23%		3.16%		May 15, 2018
[1]	The Fund commenced operations on May 15, 2018.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.

Virtus InfraCap U.S. Preferred Stock ETF | Risk Lose Money [Member]
An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
Virtus InfraCap U.S. Preferred Stock ETF | Leverage Risk [Member]

Leverage Risk. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility. The Fund cannot guarantee that the use of leverage will produce increased income or a higher return on an investment. The use of leverage may result in the Fund having to liquidate holdings when it may not be advantageous to do so in order to satisfy its obligations.

Virtus InfraCap U.S. Preferred Stock ETF | Options Risk [Member]

Options Risk. When the Fund purchases options, it risks the loss of the cash paid for the options if the options expire unexercised. When the Fund sells (writes) call options, it forgoes the opportunity to benefit from an increase in the value of the underlying asset above the exercise price, but it continues to bear the risk of a decline in the value of the underlying asset. In addition, the Fund may earn premiums from writing call options. For shareholders who hold Shares in a taxable account, profits from writing call options are generally treated as short-term capital gains for U.S. federal income tax purposes, taxable as ordinary income for shareholders upon distribution. Also, where a put or call option on a particular underlying asset is purchased to hedge against price movements in a related asset, the price of the put or call option may move more or less than the price of the related asset. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out an option position.

Virtus InfraCap U.S. Preferred Stock ETF | Risk Nondiversified Status [Member]

Non-Diversified Fund Risk. The Fund is considered non-diversified and may be more susceptible to factors negatively impacting its holdings to the extent the Fund invests more of its assets in the securities of fewer issuers than would a diversified fund.

Virtus InfraCap U.S. Preferred Stock ETF | Small- and Mid-Capitalization Companies Risk [Member]

Small- and Mid-Capitalization Companies Risk. Small and mid-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small and mid-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the Fund.

Virtus InfraCap U.S. Preferred Stock ETF | Market Risk [Member]

Market Risk. The value of the securities in the Fund may go up or down (sometimes significantly) in response to the prospects of individual companies and/or general economic conditions, including local, regional or global events.

Virtus InfraCap U.S. Preferred Stock ETF | Management Risk [Member]
Management Risk. The Sub-Adviser’s judgments about the attractiveness and potential appreciation of a security or other asset may prove to be inaccurate and may not produce the desired results.
Virtus InfraCap U.S. Preferred Stock ETF | ETF Risks [Member]
ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:
Virtus InfraCap U.S. Preferred Stock ETF | Authorized Participant Risk [Member]

•Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to NAV and possibly face delisting.

Virtus InfraCap U.S. Preferred Stock ETF | Costs of Buying or Selling Shares [Member]

•Costs of Buying or Selling Shares.  Due to the costs of buying or selling Shares, including brokerage commissions and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Virtus InfraCap U.S. Preferred Stock ETF | Fluctuation of NAV; Unit Premiums and Discounts [Member]

•Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings, and the Fund cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Virtus InfraCap U.S. Preferred Stock ETF | Risks Related to Portfolio Turnover [Member]

Risks Related to Portfolio Turnover. The Fund’s principal investment strategies may result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.

Virtus InfraCap U.S. Preferred Stock ETF | Preferred Stock Risk [Member]

Preferred Stock Risk. There are special risks associated with investing in preferred stock, including:

•

Deferral and Omission. If the Fund owns preferred stock that includes provisions that permit the issuer to defer or omit distributions for a stated period without any adverse consequences to the issuer, the Fund may be required to report income for tax purposes although it has not yet received such income.

•

Subordination. Preferred stock is generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

•

Interest Rate. The prices of preferred stock typically respond to interest rate changes, decreasing in value if interest rates rise and increasing in value if interest rates fall. Accordingly, increases in interest rates are likely to have a negative impact on the preferred stocks held by the Fund.

•

Liquidity. Preferred stock may be substantially less liquid than many other securities, such as common stocks or U.S. government securities.

•

Limited Voting Rights. Preferred stock may have no or limited voting rights with respect to the issuing company.

•

Special Redemption Rights. An issuer of preferred stock may redeem the securities prior to a specified date, which may negatively impact the return of the security held by the Fund.

Virtus InfraCap U.S. Preferred Stock ETF | Sector Focus Risk [Member]

Sector Focus Risk. To the extent the Fund focuses its investments in one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in those sectors. As the Fund’s investments in a sector increase, so does the potential for fluctuation in the net asset value (“NAV”) of the Fund.

Virtus LifeSci Biotech Products ETF
VIRTUS LIFESCI BIOTECH PRODUCTS ETF (TICKER: BBP)
INVESTMENT OBJECTIVE

The Virtus LifeSci Biotech Products ETF (the “Products Fund”) seeks investment results that correspond, before fees and expenses, to the price and yield performance of the LifeSci Biotechnology Products Index (the “Products Index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Products Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Products Fund, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Virtus LifeSci Biotech Products ETF Virtus LifeSci Biotech Products ETF
Management Fee	0.79%	[1]
Total Annual Fund Operating Expenses	0.79%
[1]	The management fee is structured as a “unified fee,” out of which the Products Fund’s adviser pays all of the ordinary operating expenses of the Products Fund, except for the following expenses, each of which is paid by the Products Fund: the Products Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Products Fund.

Example.

This example is intended to help you compare the cost of investing in the Products Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Products Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Products Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Virtus LifeSci Biotech Products ETF | Virtus LifeSci Biotech Products ETF | USD ($)	81	252	439	978

PORTFOLIO TURNOVER

The Products Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Products Fund’s performance. During the fiscal year ended October 31, 2023, the Products Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Under normal market conditions, the Products Fund will invest not less than 80% of its assets in component securities of the Products Index. The Products Index seeks to track the performance of the common stock of U.S. exchange-listed biotechnology companies with at least one drug therapy approved by the U.S. Food and Drug Administration (“FDA”) for marketing. The Products Index is sponsored by LifeSci Index Partners, LLC (the “Index Provider”). The Index Provider utilizes a selection committee comprised of its employees (the “Index Committee”) that is responsible, pursuant to the rules included in the methodology for the Products Index, for making certain determinations for the Products Index, as more fully described below. The Index Committee utilizes various public data sources to make determinations, including, but not limited to, Securities and Exchange Commission (“SEC”) filings, public documents from the U.S. Food and Drug Administration (“FDA”), company press releases and official corporate websites.

What is a Biotechnology Company? The Index Provider defines a biotechnology company as one whose primary business (i.e., the source of all or a majority of the company’s revenue) is the research and development and/or marketing and sale of novel drugs or other therapeutics used in the treatment of human diseases.

Excluded Companies. Pursuant to the methodology for the Products Index, the Index Committee must exclude from the Products Index companies that are not pure biotechnology companies because they are classified, based on publicly available information, within one of the following 12 distinct sub-industries of the Biotechnology subsector: Animal Health, Diversified Healthcare, Investment Management, Healthcare Services, Non-Healthcare, Large Pharmaceuticals, Specialty Pharmaceuticals, Medical Devices, Vaccines, Nutraceuticals, OTC Healthcare, or Tools (“Excluded Companies”). Companies with a primary product offering or product candidate (“lead drug”) still in preclinical testing or research stage, prior to entering into human clinical trials, are also excluded from the Products Index. The methodology for the Products Index requires the Index Committee to determine a company’s lead drug based on publicly available information. While other existing biotechnology index products may include many of the Excluded Companies, the Index Provider believes that by excluding them, the Products Index will more accurately capture the performance of traditional biotechnology companies.

The Products Index. To initially be considered for the Products Index, a security must have the following characteristics (“Initial Index Criteria”):

•Security: Common Stock

•Primary Exchange: United States

•Sector: Classified according to the Industry Classification Benchmark (ICB) as Pharmaceuticals and Biotechnology

•Market Capitalization: $500 million or more

•6-Month Average Daily Trading Volume: $2 million or more

•1-Month Average Daily Trading Volume: $1 million or more

•Seasoning Period of IPOs and New Issues: 3 months

•Corporate Activity: issuer may not currently be in bankruptcy proceedings or have entered into a definitive agreement or other arrangement which would likely result in the security no longer being eligible.

The Products Index then excludes each issuer meeting the Initial Index Criteria that is an Excluded Company. The methodology for the Products Index then requires the Index Provider to determine, based on publicly available information, the appropriate categorization of each of the remaining issuers based on the issuer’s lead drug:

•Product Stage: The lead drug of these companies has received FDA approval.

•Clinical Trial Stage: The lead drug of these companies is in a Phase 1, Phase 2 or Phase 3 clinical trial stage of development.

•Pre-Clinical Trial Stage: The lead drug of these companies is in its pre-clinical trial stage of development.

The methodology for the Products Index then requires the Index Provider to select for inclusion in the Products Index only the common stock of those remaining issuers with a lead drug determined to be in the Product Stage.

As of December 31, 2023, the Products Index contained the common stock of 52 components. The Index Provider reconstitutes the Products Index semi-annually, upon the open of the first trading days after June 15 and December 15 of each year, with equal weightings among all constituent securities. A security may be removed from the Products Index prior to a scheduled reconstitution if, for any consecutive 60-day period, the security’s market capitalization falls below $50 million and the security’s minimum 6-month average daily trading volume falls below $500,000, or if the security’s issuer has entered into a definitive merger or acquisition agreement or has filed for bankruptcy. The

Products Fund is generally reconstituted and rebalanced in accordance with the Products Index. The Products Index is calculated and published daily by Indxx, LLC, which is not affiliated with the Products Fund, the Index Provider or Virtus ETF Advisers LLC, the Products Fund’s investment adviser (the “Adviser”).

The Products Fund will not seek to “beat” the performance of the Products Index and will not seek temporary defensive measures when markets decline or appear overvalued. Instead, the Products Fund uses a “passive” or indexing investment approach to try to approximate the investment performance of the Products Index by investing in a portfolio of securities that generally replicates the Products Index; however, there may be times when the Products Fund does not hold every security in the Products Index. The Adviser expects that, over time, the correlation between the Products Fund’s performance, before fees and expenses, and that of the Products Index will be 95% or better. A figure of 100% would indicate perfect correlation.

Under normal market conditions, the Products Fund will invest not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of biotechnology companies. The Products Fund concentrates its investments (i.e., invests more than 25% of its total assets) in the securities of issuers engaged primarily in the biotechnology industry.

PRINCIPAL RISKS
PERFORMANCE INFORMATION

The bar chart and table shown below provide some indication of the risks of investing in the Products Fund by showing changes in the performance of the Products Fund from year to year and by showing how the Products Fund’s average annual returns for one year, five years and since inception compared with a broad based index and the index the Products Fund seeks to track, in that order. The Products Fund’s past performance (before and after taxes) is not necessarily an indication of how the Products Fund will perform in the future. Updated performance information for the Products Fund may be obtained by calling the Products Fund at (888) 383-0553.

•During the periods shown in the bar chart, the highest return for a calendar quarter was 28.23% (quarter ended 3/31/2019).

•During the periods shown in the bar chart, the lowest return for a calendar quarter was (22.97)% (quarter ended 12/31/2018).

Average Annual Total Returns – (For the Period Ended December 31, 2023)
Average Annual Total Returns - Virtus LifeSci Biotech Products ETF - Virtus LifeSci Biotech Products ETF	1 Year		5 Years		Since Inception	[1]	Inception Date
Performance Measure Domain	17.44%		10.67%		9.93%		Dec. 16, 2014
After taxes on distributions	17.44%	[2]	10.67%	[2]	9.86%	[2]	Dec. 16, 2014
After taxes on distributions and sale of shares	10.32%	[2]	8.49%	[2]	8.11%	[2]	Dec. 16, 2014
FT Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	26.10%	[3]	15.40%	[3]	12.07%	[3]	Dec. 16, 2014
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.29%	[3]	15.69%	[3]	12.33%	[3]	Dec. 16, 2014
LifeSci Biotechnology Products Index (reflects no deduction for fees, expenses or taxes)	18.56%		11.57%		10.82%		Dec. 16, 2014
[1]	The Products Fund commenced operations on December 16, 2014.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.
[3]	The Products Fund has changed its broad-based index to the FT Wilshire 5000 Index, which includes large, mid, small and micro-capitalization companies.

Virtus LifeSci Biotech Products ETF | Risk Lose Money [Member]
An investment in the Products Fund is subject to investment risks; therefore, you may lose money by investing in the Products Fund.
Virtus LifeSci Biotech Products ETF | Market Risk [Member]

Market Risk. The value of the securities in the Products Fund may go up or down (sometimes significantly) in response to the prospects of individual companies and/or general economic conditions, including local, regional or global events.

Virtus LifeSci Biotech Products ETF | ETF Risks [Member]
ETF Risks. The Products Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:
Virtus LifeSci Biotech Products ETF | Authorized Participant Risk [Member]

•

Authorized Participant Risk. The Products Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Products Fund may trade at a discount to NAV and possibly face delisting.

Virtus LifeSci Biotech Products ETF | Costs of Buying or Selling Shares [Member]

•

Costs of Buying or Selling Shares.  Due to the costs of buying or selling Shares, including brokerage commissions and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Virtus LifeSci Biotech Products ETF | Fluctuation of NAV; Unit Premiums and Discounts [Member]

•

Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Products Fund’s securities holdings, and the Products Fund cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Virtus LifeSci Biotech Products ETF | Issuer Risk [Member]

Issuer Risk. The performance of the Products Fund depends on the performance of the issuers of the individual securities in which the Products Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Shares, to decline.

Virtus LifeSci Biotech Products ETF | Passive Strategy/Index Risk [Member]

Passive Strategy/Index Risk. The Products Fund may hold constituent securities of the Products Index regardless of the current or projected performance of a specific security or the biotechnology industry as a whole, which could cause the Products Fund’s returns to be lower than if the Products Fund employed an active strategy. Unless the Products Index allocates significant portions of its assets to cash and cash equivalents during times of adverse market or economic conditions, the Products Fund may be subject to a higher level of market risk during such times than other funds.

Virtus LifeSci Biotech Products ETF | Index Tracking Risk [Member]

Index Tracking Risk. The Products Fund’s return may not match or achieve a high degree of correlation with the returns of the Products Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies.

Virtus LifeSci Biotech Products ETF | Calculation Methodology [Member]

Calculation Methodology. The Products Index relies on various sources of information to assess the criteria of issuers included in the Products Index, including information that may be based on assumptions and estimates. The Products Fund, the Adviser, and the Index Provider cannot offer assurances that the Products Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers.

Virtus LifeSci Biotech Products ETF | Biotechnology Industry Risk [Member]

Biotechnology Industry Risk. A fund concentrated in a single industry or sector, such as the biotechnology industry, is likely to present more risks than a fund that is broadly diversified over several industries or sectors. Companies within the biotechnology industry are subject to significant governmental regulation, the need for governmental approvals, including, without limitation, FDA approval, typically rely heavily on their ability to obtain and enforce intellectual property rights and patents, tend to be more volatile than those of companies with larger capitalizations or markets generally, and can be significantly affected by technological change, obsolescence and competition, as well as product liability lawsuits and resulting high insurance costs.

Virtus LifeSci Biotech Products ETF | Small and Medium Capitalization Companies Risk [Member]

Small and Medium Capitalization Companies Risk. Small and medium-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small and medium-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the Fund.

Virtus LifeSci Biotech Products ETF | Equal Weighting Risk [Member]

Equal Weighting Risk. Equal weighting is a method of weighting index stocks whereby the same exposure is provided to both the smallest and largest companies included in the index. Because the Products Index uses equal weighting, the Products Fund will likely have greater exposure to small- and mid-capitalization companies in its portfolio than it would if it used a market capitalization weighting.

Virtus LifeSci Biotech Clinical Trials ETF
VIRTUS LIFESCI BIOTECH CLINICAL TRIALS ETF (TICKER: BBC)
INVESTMENT OBJECTIVE

The Virtus LifeSci Biotech Clinical Trials ETF (the “Clinical Trials Fund”) seeks investment results that correspond, before fees and expenses, to the price and yield performance of the LifeSci Biotechnology Clinical Trials Index (the “Clinical Trials Index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Clinical Trials Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Clinical Trials Fund, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Virtus LifeSci Biotech Clinical Trials ETF Virtus LifeSci Biotech Clinical Trials ETF
Management Fee	0.79%	[1]
Total Annual Fund Operating Expenses	0.79%
[1]	The management fee is structured as a “unified fee,” out of which the Clinical Trials Fund’s adviser pays all of the ordinary operating expenses of the Clinical Trials Fund, except for the following expenses, each of which is paid by the Clinical Trials Fund: the Clinical Trials Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Clinical Trials Fund.

Example.

This example is intended to help you compare the cost of investing in the Clinical Trials Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Clinical Trials Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Clinical Trials Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Virtus LifeSci Biotech Clinical Trials ETF | Virtus LifeSci Biotech Clinical Trials ETF | USD ($)	81	252	439	978

PORTFOLIO TURNOVER

The Clinical Trials Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example, affect the Clinical Trials Fund’s performance. During the fiscal year ended October 31, 2023, the Clinical Trials Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Under normal market conditions, the Clinical Trials Fund will invest not less than 80% of its assets in component securities of the Clinical Trials Index. The Clinical Trials Index seeks to track the performance of the common stock of U.S. exchange-listed biotechnology companies with a primary product offering (“lead drug”) that is typically in a Phase 1, Phase 2 or Phase 3 clinical trial stage of development, but prior to receiving marketing approval. The Clinical Trials Index is sponsored by LifeSci Index Partners, LLC (the “Index Provider”). The Index Provider utilizes a selection committee comprised of its employees (the “Index Committee”) that is responsible, pursuant to the rules included in the methodology for the Clinical Trials Index, for making certain determinations for the Clinical Trials Index, as more fully described below. The Index Committee utilizes various public data sources to make determinations, including, but not limited to, Securities and Exchange Commission (“SEC”) filings, public documents from the U.S. Food and Drug Administration (“FDA”), company press releases and official corporate websites.

What is a Biotechnology Company? The Index Provider defines a biotechnology company as one whose primary business (i.e., the source of all or a majority of the company’s revenue) is the research and development and/or marketing and sale of novel drugs or other therapeutics used in the treatment of human diseases.

Excluded Companies. Pursuant to the methodology for the Clinical Trials Index, the Index Committee must exclude from the Clinical Trials Index companies that are not pure biotechnology companies because they are classified, based on publicly available information, within one of the following 12 distinct sub-industries of the Biotechnology subsector: Animal Health, Diversified Healthcare, Investment Management, Healthcare Services, Non-Healthcare, Large Pharmaceuticals, Specialty Pharmaceuticals, Medical Devices, Vaccines, Nutraceuticals, OTC Healthcare, or Tools (“Excluded Companies”). Companies with a lead drug candidate still in preclinical testing or research stage, prior to entering into human clinical trials, are also excluded from the Clinical Trials Index. The methodology for the Clinical Trials Index requires the Index Committee to determine a company’s lead drug based on publicly available information. While other existing biotechnology index products may include many of the Excluded Companies, the Index Provider believes that by excluding them, the Clinical Trials Index will more accurately capture the performance of traditional biotechnology companies.

Phase 1, Phase 2 and Phase 3: Clinical trials are conducted in a series of steps, called “phases,” and each phase is designed to answer a separate research question, as described below:

•Phase 1: In a Phase 1 trial, researchers test a new drug or treatment in a small group of people (20-80) for the first time to evaluate its safety, determine a safe dosage range and identify side effects.

•Phase 2: In a Phase 2 trial, the drug or treatment is given to a larger group of people (100-300) to see if it is effective and to further evaluate its safety.

•Phase 3: In a Phase 3 trial, the drug or treatment is given to large groups of people (500-3,000) to confirm its effectiveness, monitor side effects, compare it to commonly used treatments and collect information that will allow the drug or treatment to be used safely.

The Clinical Trials Index. To initially be considered for the Clinical Trials Index, a security must have the following characteristics (“Initial Index Criteria”):

•Security: Common Stock

•Primary Exchange: United States

•Sector: Classified according to the Industry Classification Benchmark (ICB) as Pharmaceuticals and Biotechnology

•Market Capitalization: $250 million or more

•6-Month Average Daily Trading Volume: $2 million or more

•1-Month Average Daily Trading Volume: $1 million or more

•Seasoning Period of IPOs and New Issues: 3 months

•Corporate Activity: issuer may not currently be in bankruptcy proceedings or have entered into a definitive agreement or other arrangement which would likely result in the security no longer being eligible.

The Clinical Trials Index then excludes each issuer meeting the Initial Index Criteria that is an Excluded Company. The methodology for the Clinical Trials Index then requires the Index Provider to determine, based on publicly available information, the appropriate categorization of each of the remaining issuers based on the issuer’s lead drug:

•Product Stage: The lead drug of these companies has received FDA approval.

•Clinical Trial Stage: The lead drug of these companies is in a Phase 1, Phase 2 or Phase 3 clinical trial stage of development.

•Pre-Clinical Trial Stage: The lead drug of these companies is in its pre-clinical trial stage of development.

The methodology for the Clinical Trials Index then requires the Index Provider to select for inclusion in the Clinical Trials Index only the common stock of those remaining issuers with a lead drug determined to be in the Clinical Trials Stage.

As of December 31, 2023, the Clinical Trials Index contained the common stock of 107 constituents. The Index Provider reconstitutes the Clinical Trials Index semi-annually, upon the open of the first trading days after June 15 and December 15 of each year, with equal weightings among all constituent securities. An issuer’s security will typically be removed from the Clinical Trials Index, at the time of the Clinical Trials Index’s next reconstitution, if the issuer’s lead drug is granted FDA approval. In addition, an issuer’s security will typically be removed from the Clinical Trials Index, at the time of the next reconstitution, if the issuer’s lead drug fails in development and is no longer being pursued by the issuer, such that the issuer no longer has a lead drug in the Clinical Trials Stage. A security may also be removed from the Clinical Trials Index prior to a scheduled reconstitution if, for any consecutive 60-day period, the security’s market capitalization falls below $50 million and the security’s minimum 6-month average daily trading volume falls below $500,000, or if the security’s issuer has entered into a definitive merger or acquisition agreement or has filed for bankruptcy. The Clinical Trials Fund is generally reconstituted and rebalanced in accordance with the Clinical Trials Index. The Clinical Trials Index is calculated and published daily by Indxx, LLC, which is not affiliated with the Clinical Trials Fund, the Index Provider or Virtus ETF Advisers LLC, the Clinical Trials Fund’s investment adviser (the “Adviser”).

The Clinical Trials Fund will not seek to “beat” the performance of the Clinical Trials Index and will not seek temporary defensive measures when markets decline or appear overvalued. Instead, the Clinical Trials Fund uses a “passive” or indexing investment approach to try to approximate the investment performance of the Clinical Trials Index by investing in a portfolio of securities that generally replicates the Clinical Trials Index; however, there may be times when the Clinical Trials Fund does not hold every security in the Clinical Trials Index. The Adviser expects that, over time, the correlation between the Clinical Trials Fund’s performance, before fees and expenses, and that of the Clinical Trials Index will be 95% or better. A figure of 100% would indicate perfect correlation.

Under normal market conditions, the Clinical Trials Fund will invest not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of biotechnology companies with a lead drug that is typically in a clinical trials stage of development. The Clinical Trials Fund concentrates its investments (i.e., invests more than 25% of its total assets) in the securities of issuers engaged primarily in the biotechnology industry.

PRINCIPAL RISKS
PERFORMANCE INFORMATION

The bar chart and table shown below provide some indication of the risks of investing in the Clinical Trials Fund by showing changes in the performance of the Clinical Trials Fund from year to year and by showing how the Clinical Trials Fund’s average annual returns for one year, five years and since inception compared with a broad-based index and the index the Clinical Trials Fund seeks to track, in that order. The Clinical Trials Fund’s past performance (before and after taxes) is not necessarily an indication of how the Clinical Trials Fund will perform in the future. Updated performance information for the Clinical Trials Fund may be obtained by calling the Clinical Trials Fund at (888) 383-0553.

•During the periods shown in the bar chart, the highest return for a calendar quarter was 59.35% (quarter ended 12/31/2019).

•During the periods shown in the bar chart, the lowest return for a calendar quarter was (34.52)% (quarter ended 3/31/2016).

Average Annual Total Returns – (For the Period Ended December 31, 2023)
Average Annual Total Returns - Virtus LifeSci Biotech Clinical Trials ETF - Virtus LifeSci Biotech Clinical Trials ETF	1 Year		5 Years		Since Inception	[1]	Inception Date
Performance Measure Domain	(1.64%)		0.98%		(0.03%)		Dec. 16, 2014
After taxes on distributions	(1.79%)	[2]	0.95%	[2]	(0.12%)	[2]	Dec. 16, 2014
After taxes on distributions and sale of shares	(0.98%)	[2]	0.73%	[2]	(0.06%)	[2]	Dec. 16, 2014
FT Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	26.10%	[3]	15.40%	[3]	12.07%	[3]	Dec. 16, 2014
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.29%	[3]	15.69%	[3]	12.33%	[3]	Dec. 16, 2014
LifeSci Biotechnology Clinical Trials Index (reflects no deduction for fees, expenses or taxes)	(1.86%)		1.45%		0.42%		Dec. 16, 2014
[1]	The Clinical Trials Fund commenced operations on December 16, 2014.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.
[3]	The Clinical Trials Fund has changed its broad-based index to the FT Wilshire 5000 Index, which includes large, mid, small and micro-capitalization companies.

Virtus LifeSci Biotech Clinical Trials ETF | Risk Lose Money [Member]
An investment in the Clinical Trials Fund is subject to investment risks; therefore, you may lose money by investing in the Clinical Trials Fund.
Virtus LifeSci Biotech Clinical Trials ETF | Market Risk [Member]

Market Risk. The value of the securities in the Clinical Trials Fund may go up or down (sometimes significantly) in response to the prospects of individual companies and/or general economic conditions, including local, regional or global events.

Virtus LifeSci Biotech Clinical Trials ETF | ETF Risks [Member]
ETF Risks. The Clinical Trials Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:
Virtus LifeSci Biotech Clinical Trials ETF | Authorized Participant Risk [Member]

•

Authorized Participant Risk. The Clinical Trials Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Clinical Trials Fund may trade at a discount to NAV and possibly face delisting.

Virtus LifeSci Biotech Clinical Trials ETF | Costs of Buying or Selling Shares [Member]

•

Costs of Buying or Selling Shares.  Due to the costs of buying or selling Shares, including brokerage commissions and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Virtus LifeSci Biotech Clinical Trials ETF | Fluctuation of NAV; Unit Premiums and Discounts [Member]

•

Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Clinical Trials Fund’s securities holdings, and the Clinical Trials Fund cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Virtus LifeSci Biotech Clinical Trials ETF | Issuer Risk [Member]

Issuer Risk. The performance of the Clinical Trials Fund depends on the performance of the issuers of the individual securities in which the Clinical Trials Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Shares, to decline.

Virtus LifeSci Biotech Clinical Trials ETF | Passive Strategy/Index Risk [Member]

Passive Strategy/Index Risk. The Clinical Trials Fund may hold constituent securities of the Clinical Trials Index regardless of the current or projected performance of a specific security or the biotechnology industry as a whole, which could cause the Clinical Trials Fund’s returns to be lower than if the Clinical Trials Fund employed an active strategy. Unless the Clinical Trials Index allocates significant portions of its assets to cash and cash equivalents during times of adverse market or economic conditions, the Clinical Trials Fund may be subject to a higher level of market risk during such times than other funds.

Virtus LifeSci Biotech Clinical Trials ETF | Index Tracking Risk [Member]

Index Tracking Risk. The Clinical Trials Fund’s return may not match or achieve a high degree of correlation with the returns of the Clinical Trials Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies.

Virtus LifeSci Biotech Clinical Trials ETF | Calculation Methodology [Member]

Calculation Methodology. The Clinical Trials Index relies on various sources of information to assess the criteria of issuers included in the Clinical Trials Index, including information that may be based on assumptions and estimates. The Clinical Trials Fund, the Adviser, and the Index Provider cannot offer assurances that the Clinical Trials Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers.

Virtus LifeSci Biotech Clinical Trials ETF | Biotechnology Industry Risk [Member]

Biotechnology Industry Risk. A fund concentrated in a single industry or sector, such as the biotechnology industry, is likely to present more risks than a fund that is broadly diversified over several industries or sectors. Companies within the biotechnology industry are subject to significant governmental regulation, the need for governmental approvals, including, without limitation, the successful implementation of Phase 1, Phase 2 and Phase 3 clinical trials and, ultimately, FDA approval, typically rely heavily on their ability to obtain and enforce intellectual property rights and patents, tend to be more volatile than those of companies with larger capitalizations or markets generally, and can be significantly affected by technological change, obsolescence and competition, as well as product liability lawsuits and resulting high insurance costs.

Virtus LifeSci Biotech Clinical Trials ETF | Small and Medium Capitalization Companies Risk [Member]

Small and Medium Capitalization Companies Risk. Small and medium-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small and medium-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the Fund.

Virtus LifeSci Biotech Clinical Trials ETF | Equal Weighting Risk [Member]

Equal Weighting Risk. Equal weighting is a method of weighting index stocks whereby the same exposure is provided to both the smallest and largest companies included in the index. Because the Clinical Trials Index uses equal weighting, the Clinical Trials Fund will likely have greater exposure to small- and mid-capitalization companies in its portfolio than it would if it used a market capitalization weighting.

Virtus Private Credit Strategy ETF
VIRTUS PRIVATE CREDIT STRATEGY ETF (TICKER: VPC)
INVESTMENT OBJECTIVE

Virtus Private Credit Strategy ETF (the “Fund”) seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Indxx Private Credit Index (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Virtus Private Credit Strategy ETF Virtus Private Credit Strategy ETF
Management Fee	0.75%	[1]
Other Expenses	none
Acquired Fund Fees and Expenses	8.97%
Total Annual Fund Operating Expenses	9.72%	[2]
[1]	The management fee is structured as a “unified fee,” out of which the Fund’s adviser pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.
[2]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Virtus Private Credit Strategy ETF | Virtus Private Credit Strategy ETF | USD ($)	949	2,715	4,318	7,709

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2023, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Under normal market conditions, the Fund will invest not less than 80% of its assets in component securities of the Underlying Index. The Underlying Index is designed to track the performance of U.S.-listed, registered closed-end investment companies that have elected to be regulated as “business development companies” (“BDCs”) under the Investment Company Act of 1940 (“1940 Act”), as well as U.S.-listed, non-BDC registered closed-end funds (“closed-end funds” and, together with BDCs, “Underlying Funds”), that provide significant exposure (i.e., at least 50%) to private credit, as defined by Indxx, LLC (“Indxx”), the index provider of the Underlying Index. Indxx is not affiliated with the Fund or the Fund’s investment adviser, Virtus ETF Advisers LLC (the “Adviser”).

To be eligible for inclusion in the Underlying Index, securities must (i) be U.S.-listed, (ii) have a market capitalization of more than U.S. $100 million, (iii) have a six-month average daily turnover greater than or equal to U.S. $250,000, (iv) have traded for at least 90% of the total trading days over the last six months, and (v) must have paid dividends consistently over the previous three years. Securities within this universe are then classified as either closed-end funds or BDCs, and are eligible for inclusion in the Underlying Index depending upon their exposure to private credit:

1. For closed-end funds: The closed-end fund’s portfolio must (i) include investments in floating or variable loan interests, collateralized loan obligations (“CLOs”), senior loans, and/or other investment vehicles that have private credit exposure, and (ii) have private credit exposure of at least 50%.

2. For BDCs: The BDC must have an investment objective of generating both current income and capital appreciation through debt and equity investments in small or middle-market companies by employing private credit strategies. Private credit strategies include providing capital through (i) direct origination of senior secured loans, (ii) unsecured debt, (iii) first/second lien debt, (iv) subordinate debt, (v) mezzanine financing, (vi) preferred equity, (vii) rescue financing, (viii) specialty lending, and (ix) distressed credit. These private credit strategies generally include the origination of loans by non-bank lenders to small- to middle-market companies who have below investment grade credit ratings, or the investment in debt or equity securities of those companies.

All BDCs that meet the selection criteria above will be included in the Underlying Index, and the closed-end fund universe will be screened to eliminate the quartile with the largest absolute value of premiums or discounts. Underlying Index constituents are weighted by dividend yield, with the weight of a single security capped at 5% and a floor of 0.3% at each rebalance, although each BDC with a market capitalization of less than $250 million will be capped at 1% at each rebalance. All BDCs and closed-end funds included in the Underlying Index will be listed on U.S. stock exchanges.

The Underlying Index is reconstituted annually and rebalanced quarterly. The Fund is generally reconstituted and rebalanced in accordance with the Underlying Index.

Under normal market conditions, the Fund will invest not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of U.S.-listed BDCs and closed-end funds that employ private credit strategies by investing a majority of their assets in private credit instruments. Private credit instruments include floating or variable loan interests, CLOs, senior loans, and BDCs and other investment vehicles that employ private credit strategies as described above. The Underlying Funds will invest in private credit instruments that are rated below investment grade.

The Fund will not seek to “beat” the performance of the Underlying Index and will not seek temporary defensive measures when markets decline or appear overvalued. Instead, the Fund uses a “passive” or indexing investment approach to try to approximate the investment performance of the Underlying Index by investing in a portfolio of securities that generally replicates the Underlying Index; however, there may be times when the Fund does not hold every security in the Underlying Index. The Adviser expects that, over time, the correlation between the Fund’s performance before fees and expenses and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries approximately to the same extent that the Underlying Index is concentrated. As of October 31, 2023, the Underlying Index was concentrated in the financial sector.

PRINCIPAL RISKS
PERFORMANCE INFORMATION

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year and since inception compared with a broad-based index and the index the Fund seeks to track, in that order. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by calling the Fund at (888) 383-0553.

•During the period shown in the bar chart, the highest return for a calendar quarter was 22.33% (quarter ended 06/30/2020).

•During the period shown in the bar chart, the lowest return for a calendar quarter was (39.33)% (quarter ended 03/31/2020).

Average Annual Total Returns – (For the Period Ended December 31, 2023)
Average Annual Total Returns - Virtus Private Credit Strategy ETF - Virtus Private Credit Strategy ETF	1 Year		Since Inception	[1]	Inception Date
Performance Measure Domain	21.55%		7.55%		Feb. 07, 2019
After taxes on distributions	15.78%	[2]	3.39%	[2]	Feb. 07, 2019
After taxes on distributions and sale of shares	12.49%	[2]	3.85%	[2]	Feb. 07, 2019
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.53%		0.90%		Feb. 07, 2019
Indxx Private Credit Index (reflects no deduction for fees, expenses or taxes)	22.84%		8.40%		Feb. 07, 2019
[1]	The Fund commenced operations on February 7, 2019.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.

Virtus Private Credit Strategy ETF | Risk Lose Money [Member]
An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
Virtus Private Credit Strategy ETF | Interest Rate Risk [Member]

•Interest Rate Risk. The values of fixed income securities may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities. Adjustable rate instruments also react to interest rate changes in a similar manner, although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors).

Virtus Private Credit Strategy ETF | Market Risk [Member]

Market Risk. The value of the securities in the Fund may go up or down (sometimes significantly) in response to the prospects of individual companies and/or general economic conditions, including local, regional or global events.

Virtus Private Credit Strategy ETF | ETF Risks [Member]
ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:
Virtus Private Credit Strategy ETF | Authorized Participant Risk [Member]

•Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to net asset value (“NAV”) and possibly face delisting.

Virtus Private Credit Strategy ETF | Costs of Buying or Selling Shares [Member]

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Virtus Private Credit Strategy ETF | Fluctuation of NAV; Unit Premiums and Discounts [Member]

•Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings, and the Fund cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Virtus Private Credit Strategy ETF | Issuer Risk [Member]

Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Shares, to decline.

Virtus Private Credit Strategy ETF | Concentration Risk [Member]

Concentration Risk. A fund concentrated in an industry or sector is likely to present more risks than a fund that is broadly diversified over several industries or sectors. Compared to the broad market, an individual industry or sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes.

Virtus Private Credit Strategy ETF | Passive Strategy/Index Risk [Member]

Passive Strategy/Index Risk. The Fund may hold constituent securities of the Underlying Index regardless of the current or projected performance of a specific security or the relevant sector as a whole, which could cause the Fund’s returns to be lower than if the Fund employed an active strategy. Unless the Underlying Index allocates significant portions of its assets to cash and cash equivalents during times of adverse market or economic conditions, the Fund may be subject to a higher level of market risk during such times than other funds.

Virtus Private Credit Strategy ETF | Index Tracking Risk [Member]

Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the returns of the Underlying Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies.

Virtus Private Credit Strategy ETF | Calculation Methodology [Member]

Calculation Methodology. The Underlying Index relies on various sources of information to assess the criteria of issuers included in the Underlying Index, including information that may be based on assumptions and estimates. The Fund, the Adviser, and Indxx cannot offer assurances that the Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers.

Virtus Private Credit Strategy ETF | Risks of Investing in Private Credit Funds [Member]

Risks of Investing in Private Credit Funds. There are certain risks inherent in investing in closed-end funds and BDCs that provide exposure to private credit, in particular the risks of their underlying investments, which include liquidity risk, industry risk, foreign security risk, currency risk, valuation risk and credit risk. Private credit securities also carry risks associated with unclear ownership and market access constraints.

Virtus Private Credit Strategy ETF | Investments in Closed-End Funds Risk [Member]

Investments in Closed-End Funds Risk. Closed-end funds in which the Fund invests may expose the Fund to negative performance and additional expenses associated with investment in such funds. Closed-end funds may trade at a discount from their net asset value, which may affect whether the Fund will realize gains or losses. They may also employ leverage, which may increase volatility.

In addition to the general risks above for closed-end funds, a BDC may make investments with a larger amount of risk of volatility and loss of principal than other investment options and may also be highly speculative and aggressive.

Virtus Private Credit Strategy ETF | Equity Securities Risk [Member]

Equity Securities Risk. The value of the equity securities held by the Fund may be negatively affected by the financial market, industries in which the Fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

Virtus Private Credit Strategy ETF | Senior Loan Risk [Member]

Senior Loan Risk. The risks of investing in senior loans are similar to the risks of investing in junk bonds, although the senior loans in which the Fund invests are typically senior and secured, whereas junk bonds often are subordinated and unsecured. In addition, investments in senior loans may be subject to restrictions on resale, may be less liquid and may trade infrequently on the secondary market. Senior loans settle on a delayed basis; thus, sale proceeds may not be available to meet redemptions for a substantial period of time after the sale of the loan.

Virtus Private Credit Strategy ETF | Collateralized Loan Obligations [Member

Collateralized Loan Obligations. CLOs are normally privately offered and sold (that is, they are not registered under the securities laws) and may be characterized as illiquid securities. In addition to the general risks associated with investing in debt securities, CLOs carry additional risks, including, without limitation, the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the CLO may be subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

Virtus Private Credit Strategy ETF | Debt Securities Risk [Member]

Debt Securities Risks. Debt securities are subject to credit risk, interest rate risk, liquidity risk, maturity risk, yield curve risk and prepayment risk. These risks could affect the value of investments in which the Fund invests, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Virtus Private Credit Strategy ETF | Credit Risk [Member]

•Credit Risk. If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.

Virtus Private Credit Strategy ETF | Liquidity Risk [Member]

•Liquidity Risk. Debt securities may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the relevant market).

Virtus Private Credit Strategy ETF | Maturity Risk [Member]
•Maturity Risk. The value of debt securities is dependent on their maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates.
Virtus Private Credit Strategy ETF | Yield Curve Risk [Member]

•Yield Curve Risk. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of debt investments will change. If the yield curve steepens, then the spread between the long and short-term interest rates increases, which means long-term debt investments prices decrease relative to short-term debt investments prices.

Virtus Private Credit Strategy ETF | Prepayment Risk [Member]

•Prepayment Risk. Issuers may prepay or call their fixed rate obligations when interest rates fall, forcing the Fund to reinvest in obligations with lower interest rates and the Fund may not benefit fully from the increase in value that other fixed income investments experience when interest rates decline.

Virtus Private Credit Strategy ETF | Junk Bonds or High Yield Securities Risk [Member]
Junk Bonds or High Yield Securities Risk. There is a greater risk of issuer default, less liquidity, and increased price volatility related to high-yield securities than investment grade securities.
Virtus Private Credit Strategy ETF | Small and Micro Capitalization Companies Risk [Member]

Small and Micro Capitalization Companies Risk. Small and micro-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small and micro-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the Fund. These risks are substantially greater for micro-sized companies.

Virtus Private Credit Strategy ETF | Liquidity Risk [Member]
Liquidity Risk. Certain instruments may be difficult or impossible to sell at a time and price beneficial to the Fund.
Virtus Real Asset Income ETF
VIRTUS REAL ASSET INCOME ETF (TICKER: VRAI)
INVESTMENT OBJECTIVE

Virtus Real Asset Income ETF (the “Fund”) seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Indxx Real Asset Income Index (the “Underlying Index”).

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Virtus Real Asset Income ETF Virtus Real Asset Income ETF
Management Fee	0.55%	[1]
Other Expenses	none
Total Annual Fund Operating Expenses	0.55%
[1]	The management fee is structured as a “unified fee,” out of which the Fund’s adviser pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Virtus Real Asset Income ETF | Virtus Real Asset Income ETF | USD ($)	56	176	307	689

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2023, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Under normal market conditions, the Fund will invest not less than 80% of its assets in component securities of the Underlying Index. The Underlying Index is designed to track the performance of U.S.-listed “Real Asset” companies, as defined by Indxx, LLC (“Indxx”), the index provider of the Underlying Index. Indxx is not affiliated with the Fund or the Fund’s investment adviser, Virtus ETF Advisers LLC (“the Adviser”). The Underlying Index includes common stock, real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), and American depositary receipts (“ADRs”).

Indxx considers Real Asset companies to be those that are classified under certain real estate-related industries, such as real estate development or REITs (“Real Estate”); natural resources-related industries, such as oil, coal, precious metals, steel, agricultural commodities, or forest products (“Natural Resources”); or infrastructure-related industries, such as electric utilities, telecommunications, transportation, or MLPs (“Infrastructure”); each as defined by FactSet Research Systems Inc. (“FactSet”).

To be eligible for inclusion in the Underlying Index, securities must (i) be U.S.-listed, (ii) have a market capitalization of at least U.S. $250 million, (iii) be classified within one of the Real Estate, Natural Resources or Infrastructure industries by FactSet, (iv) have six-month average daily turnover greater than or equal to U.S. $500,000, (v) have traded for at least 90% of the total trading days over the last six months, and (vi) have paid dividends during the trailing 12 months prior to selection as well as the trailing 12 months three years prior to selection. The top 30 securities by three-year dividend growth rate from each of the Real Estate, Natural Resources and Infrastructure industries will be selected for inclusion in the Underlying Index, for a total of 90 securities.

Securities within the portfolio are equally weighted at each rebalance and reconstitution. The total weight of MLPs is capped at 20% of the overall portfolio (and the total number of MLPs is limited to 15) at each rebalance, and any excess weight over 20% is proportionally distributed among other Infrastructure securities.

The Underlying Index is reconstituted annually and rebalanced quarterly. The Fund is generally reconstituted and rebalanced in accordance with the Underlying Index.

Under normal market conditions, the Fund will invest not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in Real Asset companies. The Adviser expects that, over the long term, the Fund’s investments in Real Asset companies should provide some protection against the impact of inflation because the values of the Fund’s Real Asset investments are generally linked or correlated to the rate of inflation.

The Fund will not seek to “beat” the performance of the Underlying Index and will not seek temporary defensive measures when markets decline or appear overvalued. Instead, the Fund uses a “passive” or indexing investment approach to try to approximate the investment performance of the Underlying Index by investing in a portfolio of securities that generally replicates the Underlying Index; however, there may be times when the Fund does not hold every security in the Underlying Index. The Adviser expects that, over time, the correlation between the Fund’s performance before fees and expenses and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries approximately to the same extent that the Underlying Index is concentrated. As of October 31, 2023, the Underlying Index was concentrated in industries within Real Estate and Natural Resources.

PRINCIPAL RISKS
PERFORMANCE INFORMATION

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year and since inception compared with a broad-based index and the index the Fund seeks to track, in that order. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by calling the Fund at (888) 383-0553.

•During the periods shown in the bar chart, the highest return for a calendar quarter was 22.97% (quarter ended 12/31/20).

•During the periods shown in the bar chart, the lowest return for a calendar quarter was (35.96)% (quarter ended 03/31/20).

Average Annual Total Returns – (For the Period Ended December 31, 2023)
Average Annual Total Returns - Virtus Real Asset Income ETF - Virtus Real Asset Income ETF	1 Year		Since Inception	[1]	Inception Date
Performance Measure Domain	5.70%		3.44%		Feb. 07, 2019
After taxes on distributions	4.10%	[2]	2.22%	[2]	Feb. 07, 2019
After taxes on distributions and sale of shares	3.89%	[2]	2.38%	[2]	Feb. 07, 2019
FT Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	26.10%		13.76%		Feb. 07, 2019
Indxx Real Asset Income Index (reflects no deduction for fees, expenses or taxes)	5.94%		4.04%		Feb. 07, 2019
[1]	The Fund commenced operations on February 7, 2019.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.

Virtus Real Asset Income ETF | Risk Lose Money [Member]
An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
Virtus Real Asset Income ETF | MLP Risk [Member]

MLP Risk. Investments in MLPs may be negatively impacted by tax law changes, changes in interest rates, the failure of the MLP’s parent or sponsor to make payments as expected, regulatory developments or other factors affecting the MLP’s underlying assets, which are typically in the natural resources and energy sectors.

Virtus Real Asset Income ETF | MLP Tax Risk [Member]

MLP Tax Risk. MLPs taxed as partnerships generally do not pay U.S. federal income tax at the partnership level. Accordingly, a change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being required to pay U.S. federal income tax on its taxable income, which could result in a reduction in the value of your investment in the Fund and lower its income.

Virtus Real Asset Income ETF | Market Risk [Member]

Market Risk. The value of the securities in the Fund may go up or down (sometimes significantly) in response to the prospects of individual companies and/or general economic conditions, including local, regional or global events.

Virtus Real Asset Income ETF | ETF Risks [Member]
ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:
Virtus Real Asset Income ETF | Authorized Participant Risk [Member]

•Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to net asset value (“NAV”) and possibly face delisting.

Virtus Real Asset Income ETF | Costs of Buying or Selling Shares [Member]

•Costs of Buying or Selling Shares.  Due to the costs of buying or selling Shares, including brokerage commissions and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Virtus Real Asset Income ETF | Fluctuation of NAV; Unit Premiums and Discounts [Member]

•Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings, and the Fund cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Virtus Real Asset Income ETF | Issuer Risk [Member]

Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Shares, to decline.

Virtus Real Asset Income ETF | Concentration Risk [Member]

Concentration Risk. A fund concentrated in an industry or sector is likely to present more risks than a fund that is broadly diversified over several industries or sectors. Compared to the broad market, an individual industry or sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes.

Virtus Real Asset Income ETF | Passive Strategy/Index Risk [Member]

Passive Strategy/Index Risk. The Fund may hold constituent securities of the Underlying Index regardless of the current or projected performance of a specific security or the relevant sector as a whole, which could cause the Fund’s returns to be lower than if the Fund employed an active strategy. Unless the Underlying Index allocates significant portions of its assets to cash and cash equivalents during times of adverse market or economic conditions, the Fund may be subject to a higher level of market risk during such times than other funds.

Virtus Real Asset Income ETF | Index Tracking Risk [Member]

Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the returns of the Underlying Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies.

Virtus Real Asset Income ETF | Calculation Methodology [Member]

Calculation Methodology. The Underlying Index relies on various sources of information to assess the criteria of issuers included in the Underlying Index, including information that may be based on assumptions and estimates. The Fund, the Adviser, and Indxx cannot offer assurances that the Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers.

Virtus Real Asset Income ETF | Equity Securities Risk [Member]

Equity Securities Risk. The value of the equity securities held by the Fund may be negatively affected by the financial market, industries in which the Fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

Virtus Real Asset Income ETF | Small and Micro Capitalization Companies Risk [Member]

Small and Micro Capitalization Companies Risk. Small and micro-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small and micro-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the Fund. These risks are substantially greater for micro-sized companies.

Virtus Real Asset Income ETF | Real Estate Companies/REITs Risk [Member]

Real Estate Companies/REITs Risk. Investments in REITs and other securities of Real Estate companies subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate sector in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs may also be adversely affected by poor management, failure to quality as a REIT under the Internal Revenue Code of 1986, as amended (the “Code”), environmental problems, property tax increases or changes in federal, state or local regulations.

Virtus Real Asset Income ETF | Natural Resources Companies Risk [Member]

Natural Resources Companies Risk. Investments in securities of Natural Resources companies expose the Fund to adverse economic, regulatory, political, legal, and other conditions or events affecting the issuers of such securities, such as fluctuations in prices of natural resources, and supply and demand of natural resources fuels, energy conservation, the success of exploration projects, and events occurring in nature. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control.

Virtus Real Asset Income ETF | Infrastructure Companies Risk [Member]

Infrastructure Companies Risk. Investments in securities of Infrastructure companies expose the Fund to adverse economic, regulatory, political, legal, and other conditions or events affecting the issuers of such securities, such as high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of an economic slowdown and surplus capacity, increased competition, uncertainties concerning availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.

Virtus Real Asset Income ETF | Inflation-Linked Investment Risk [Member]

Inflation-Linked Investment Risk. Although the values of the Fund’s Real Asset investments are generally linked or correlated to the rate of inflation, there is no guarantee that the Fund’s investments will provide any protection against the impact of inflation.

Virtus Real Asset Income ETF | Depositary Receipts Risk [Member]
Depositary Receipts Risk. Investments in foreign companies through depositary receipts may expose the Fund to the same risks as direct investments in securities of foreign issuers.
Virtus WMC International Dividend ETF
RISK/RETURN SUMMARY INFORMATION
INVESTMENT OBJECTIVE
The Virtus WMC International Dividend ETF (Ticker: VWID) (the “Fund”) seeks income.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Virtus WMC International Dividend ETF Virtus WMC International Dividend ETF
Management Fee	0.49%	[1]
Other Expenses	none
Total Annual Fund Operating Expenses	0.49%
[1]	The management fee is structured as a “unified fee,” out of which the Fund’s adviser pays all of the ordinary operating expenses of the Fund, except for the following expenses, each of which is paid by the Fund: the Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Virtus WMC International Dividend ETF | Virtus WMC International Dividend ETF | USD ($)	50	157	274	616

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2023, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its objective by investing in equity securities that Wellington Management Company LLP, the Fund’s sub-adviser (the “Sub-Adviser”), believes will generate a higher dividend yield than is generally provided by equity markets in developed ex-U.S. countries, as measured by the MSCI World ex USA Index, over a full market cycle (“dividend-paying equity securities”) within a framework that attempts to manage portfolio risk. Under normal market conditions, the Fund will invest not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in dividend-paying equity securities. The Fund invests primarily in equity securities of foreign issuers of any market capitalization. The principal types of equity securities in which the Fund invests are common and preferred stock, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and real estate investment trusts (“REITs”).

The Sub-Adviser employs a systematic process to evaluate a security for purchase or sale by the Fund that is based on quantitative and qualitative research and analysis. The investment universe includes all securities included in the MSCI World ex USA Index, although based on the Sub-Adviser’s systematic process, the Fund’s portfolio will include a smaller, targeted subset of those securities. In determining which securities to purchase or sell, the Sub-Adviser considers the risk characteristics of the securities in the context of seeking to achieve the Fund’s overall portfolio objective. Yield is the primary risk characteristic evaluated by the Sub-Adviser, and as such forecasted dividend yields are used where possible to make the yield target of a security forward looking. The portfolio construction process also seeks to minimize portfolio risks including industry, country, and currency risks by gaining exposure to a smaller, targeted subset of securities within the investment universe that are intended to be diversified across industries and countries.

Under normal market conditions, the Fund’s investments will provide exposure to investments that are economically tied to at least three different countries outside of the U.S. The Fund considers an issuer to be outside of the U.S. if: (i) it is organized under the laws of, or maintains a principal place of business in, a country outside the U.S.; (ii) the principal trading market for its securities is in a country outside the U.S.; or (iii) during its most recent fiscal year, it derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in a country outside the U.S., or has at least 50% of its assets in a country outside the U.S.

From time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors, countries or geographic regions. As of October 31, 2023, the Fund focused its investments in the financial sector and in Europe.

PRINCIPAL RISKS
PERFORMANCE INFORMATION

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year, five years, and since inception compared with a broad-based index and a style-specific index (one reflecting the market segments in which the Fund invests), in that order. For periods prior to July 20, 2020, performance shown is that of the Fund using a factor-based global equity investment strategy. Therefore, the performance shown for periods prior to July 20, 2020 may have differed had the Fund’s current investment strategy been in effect. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by calling the Fund at (888) 383-0553.

•During the periods shown in the bar chart, the highest return for a calendar quarter was 18.15% (quarter ended 6/30/2020).

•During the periods shown in the bar chart, the lowest return for a calendar quarter was (22.22)% (quarter ended 03/31/2020).

Average Annual Total Returns – (For the Period Ended December 31, 2023)
Average Annual Total Returns - Virtus WMC International Dividend ETF - Virtus WMC International Dividend ETF	1 Year		5 Years		Since Inception	[1]	Inception Date
Performance Measure Domain	17.00%		9.77%		6.77%		Oct. 10, 2017
After taxes on distributions	15.50%	[2]	8.03%	[2]	5.18%	[2]	Oct. 10, 2017
After taxes on distributions and sale of shares	10.89%	[2]	7.28%	[2]	4.89%	[2]	Oct. 10, 2017
MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes)	15.62%		7.08%		3.67%		Oct. 10, 2017
MSCI World ex USA Value Index (net) (reflects no deduction for fees, expenses or taxes)	18.48%	[3]	7.48%	[3]	3.68%	[3]	Oct. 10, 2017
MSCI World ex USA High Dividend Yield Index (net) (reflects no deduction for fees, expenses or taxes)	18.41%	[3]	9.07%	[3]	5.12%	[3]	Oct. 10, 2017
[1]	The Fund commenced operations on October 10, 2017.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Shares at the end of the measurement period.
[3]	The Fund has changed its benchmark to the MSCI World ex USA Value Index, which employs an index methodology that more closely aligns with the Sub-Adviser’s investment process used in managing the Fund’s portfolio.

Virtus WMC International Dividend ETF | Risk Lose Money [Member]
An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
Virtus WMC International Dividend ETF | Market Risk [Member]
Market Risk. Investments in foreign companies through depositary receipts may expose the Fund to the same risks as direct investments in securities of foreign issuers.
Virtus WMC International Dividend ETF | Management Risk [Member]
Management Risk. The Sub-Adviser’s judgments about the attractiveness and potential appreciation of a security or other asset may prove to be inaccurate and may not produce the desired results.
Virtus WMC International Dividend ETF | ETF Risks [Member]
ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:
Virtus WMC International Dividend ETF | Authorized Participant Risk [Member]

•Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to NAV and possibly face delisting.

Virtus WMC International Dividend ETF | Costs of Buying or Selling Shares [Member]

•Costs of Buying or Selling Shares.  Due to the costs of buying or selling Shares, including brokerage commissions and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Virtus WMC International Dividend ETF | Fluctuation of NAV; Unit Premiums and Discounts [Member]

•Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings, and the Fund cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Virtus WMC International Dividend ETF | Issuer Risk [Member]

Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Shares, to decline.

Virtus WMC International Dividend ETF | Sector Focus Risk [Member]

Sector Focus Risk. To the extent the Fund focuses its investments in one or more sectors, this may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting companies in those sectors. As the Fund’s investments in a sector increase, so does the potential for fluctuation in the net asset value (“NAV”) of the Fund.

Virtus WMC International Dividend ETF | Small and Medium Capitalization Companies Risk [Member]

Small and Medium Capitalization Companies Risk. Small and medium-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small and medium-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the Fund.

Virtus WMC International Dividend ETF | Equity Securities Risk [Member]

Equity Securities Risk. The value of the equity securities held by the Fund may be negatively affected by the financial market, industries in which the Fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

Virtus WMC International Dividend ETF | Depositary Receipts Risk [Member]
Depositary Receipts Risk. Investments in foreign companies through depositary receipts may expose the Fund to the same risks as direct investments in securities of foreign issuers.
Virtus WMC International Dividend ETF | Dividend Paying Securities Risk [Member]

Dividend Paying Securities Risk. Issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future, and may reduce or eliminate future dividends or distributions at any time and for any reason. If the dividends or distributions received by the Fund decrease, the Fund may have less income to distribute to the Fund’s shareholders.

Virtus WMC International Dividend ETF | Foreign Securities Risk [Member]

Foreign Securities Risk. Investing in foreign securities subjects the Fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

Virtus WMC International Dividend ETF | Country/Geographic Region Risk [Member]

Country/Geographic Region Risk. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, it is more likely to be impacted by events or conditions affecting that country or region.

Virtus WMC International Dividend ETF | REIT Securities Risk [Member]

REIT Securities Risk. Investments in REITs subject the Fund to, among other things, risks associated with investing in the securities of companies principally engaged in the real estate sector, which include: the cyclical nature of real estate values; risks related to general and local economic conditions; overbuilding and increased competition; demographic trends; and increases in interest rates and other real estate capital market influences.

Virtus WMC International Dividend ETF | Preferred Stocks Risk [Member]
Preferred Stocks Risk. Preferred stocks may decline in price and fail to pay dividends when expected.
Virtus WMC International Dividend ETF | Quantitative Model Risk [Member]
Quantitative Model Risk. The value of securities or other investments selected using quantitative analysis can perform differently from the market as a whole or from their expected performance.
Virtus WMC International Dividend ETF | Small Fund Risk [Member]

Small Fund Risk. The Fund may experience low trading volume and wide bid/ask spreads, and may be delisted if it does not meet certain conditions of the Exchange, which could negatively impact the value of the Fund.

Virtus Reaves Utilities ETF
RISK/RETURN SUMMARY INFORMATION
INVESTMENT OBJECTIVE
Virtus Reaves Utilities ETF (Ticker: UTES) (the “Fund”) seeks to provide total return through a combination of capital appreciation and income.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may incur customary brokerage commissions, and may pay other fees to financial intermediaries, when buying or selling Shares of the Fund, which are not reflected in the table or example set forth below.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Virtus Reaves Utilities ETF Virtus Reaves Utilities ETF
Management Fee	0.49%	[1]
Other Expenses	none
Total Annual Fund Operating Expenses	0.49%
[1]	The management fee is structured as a “unified fee”, out of which W. H. Reaves & Co., Inc. d/b/a Reaves Asset Management, the Fund’s investment sub-adviser, pays all expenses of the Fund (including the management fee paid to the Fund’s investment adviser), except for the following expenses, each of which is paid by the Fund: the management fee paid to the Fund’s sub-adviser; payments under the Fund’s 12b-1 plan (if any); brokerage expenses; acquired fund fees and expenses; taxes; interest; litigation and arbitration expenses; fees for professional services stemming from litigation or arbitration; and other extraordinary expenses of the Fund.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Virtus Reaves Utilities ETF | Virtus Reaves Utilities ETF | USD ($)	50	157	274	616

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended July 31, 2023, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Under normal market conditions, the Fund invests not less than 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies in the Utility Sector (“Utility Sector Companies”). The Fund considers a company to be a “Utility Sector Company” if at least 50% of the company’s assets or customers are committed to, or at least 50% of the company’s revenues, gross income or profits derive from, the provision of products, services or equipment for the generation or distribution of electricity, gas or water. The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

W. H. Reaves & Co., Inc. d/b/a Reaves Asset Management, the Fund’s investment sub-adviser (the “Sub-Adviser” or “Reaves Asset Management”), manages the Fund’s assets using a value-based, bottom-up stock selection approach. In making investment decisions, the Sub-Adviser primarily invests in common stocks of Utility Sector Companies that the Sub-Adviser deems to be attractive based on the potential for growth of income and capital appreciation over time. While the Sub-Adviser may consider a number of factors in making investment decisions, the Sub-Adviser generally seeks to acquire Utility Sector Companies that have or reflect one or more of the following characteristics:

•conservative capital structures;

•solid balance sheets;

•history of and/or potential for growing earnings and raising dividends;

•positive catalysts that may unlock value; and/or

•lower-than-market levels of volatility, correlation or similar characteristics.

Although the Fund may invest in foreign Utility Sector Companies, including, without limitation, through investments in American Depositary Receipts (“ADRs”), the Fund will invest primarily in U.S. Utility Sector Companies. The Fund may invest in securities of issuers of any market capitalization.

The Fund’s investments are concentrated in the securities of issuers engaged primarily in utilities-related industries (i.e., Utility Sector Companies).

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

PRINCIPAL RISKS
PERFORMANCE INFORMATION

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns for one year, five years and since inception compared with a broad-based index and a style-specific index (one reflecting the market segments in which the Fund invests), in that order. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by calling the Fund at (888) 383-0553.

•During the periods shown in the bar chart, the highest return for a calendar quarter was 14.73% (quarter ended 12/31/2021).

•During the periods shown in the bar chart, the lowest return for a calendar quarter was (14.17)% (quarter ended 3/31/2020).

The Fund’s year-to-date return was (9.76)% as of September 29, 2023.

Average Annual Total Returns (For the Periods Ended December 31, 2022)
Average Annual Total Returns - Virtus Reaves Utilities ETF	1 Year		5 Years		Since Inception	[1]	Inception Date
Virtus Reaves Utilities ETF	0.81%		9.92%		11.70%		Sep. 23, 2015
Virtus Reaves Utilities ETF | After taxes on distributions	0.30%	[2]	9.36%	[2]	11.02%	[2]	Sep. 23, 2015
Virtus Reaves Utilities ETF | After taxes on distributions and sale of shares	0.83%	[2]	7.78%	[2]	9.36%	[2]	Sep. 23, 2015
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	(18.11%)		9.42%		11.93%		Sep. 23, 2015
S&P 500 Utilities Index (reflects no deduction for fees, expenses or taxes)	1.57%		9.58%		11.08%		Sep. 23, 2015
[1]	The Fund commenced operations on September 23, 2015.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Virtus Reaves Utilities ETF | Risk Lose Money [Member]
An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
Virtus Reaves Utilities ETF | Risk Nondiversified Status [Member]

Non-Diversified Fund Risk. The Fund is considered non-diversified and may be more susceptible to factors negatively impacting its holdings to the extent the Fund invests more of its assets in the securities of fewer issuers than would a diversified fund.

Virtus Reaves Utilities ETF | Market Risk [Member]

Market Risk. The value of the securities in the Fund may go up or down (sometimes significantly) in response to the prospects of individual companies and/or general economic conditions, including local, regional or global events.

Virtus Reaves Utilities ETF | Management Risk [Member]
Management Risk. The Sub-Adviser’s judgments about the attractiveness and potential appreciation of a security may prove to be inaccurate and may not produce the desired results.
Virtus Reaves Utilities ETF | ETF Risks [Member]
ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:
Virtus Reaves Utilities ETF | Authorized Participant Risk [Member]

•Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to NAV and possibly face delisting.

Virtus Reaves Utilities ETF | Costs of Buying or Selling Shares [Member]

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Virtus Reaves Utilities ETF | Fluctuation of NAV; Unit Premiums and Discounts [Member]

•Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings, and the Fund cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Virtus Reaves Utilities ETF | Small and Medium Capitalization Companies Risk [Member]

Small and Medium Capitalization Companies Risk. Small and medium-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small and medium-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the Fund.

Virtus Reaves Utilities ETF | Equity Securities Risk [Member]

Equity Securities Risk. The value of the equity securities held by the Fund may be negatively affected by the financial market, industries in which the Fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

Virtus Reaves Utilities ETF | Depositary Receipts Risk [Member]
Depositary Receipts Risk. Investments in foreign companies through depositary receipts may expose the Fund to the same risks as direct investments in securities of foreign issuers.
Virtus Reaves Utilities ETF | Foreign Securities Risk [Member]

Foreign Securities Risk. Investing in foreign securities subjects the Fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

Virtus Reaves Utilities ETF | Utility Sector Concentration Risk [Member]

Utility Sector Concentration Risk. Concentrating its investments in utilities-related industries may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences and changes affecting utilities and Utility Sector Companies. A downturn in utilities related industries would have a larger impact on the Fund than on an investment company that does not concentrate solely in utilities related industries. At times, the performance of Utility Sector Companies may lag the performance of companies in other sectors or industries, or the broader market as a whole. As concentration in the securities of Utility Sector Companies increases, so does the potential for fluctuation in the net asset value (“NAV”) of the Shares.

Virtus Reaves Utilities ETF | Dividend Yield Risk [Member]

Dividend Yield Risk. While the Fund may hold equity securities of companies that have historically paid a dividend, those companies may reduce or discontinue their dividends at any time and for any reason, thus reducing the yield of the Fund. In addition, securities with higher dividend yields can be sensitive to interest rate movements: when interest rates rise, the prices of these securities may tend to fall. Conversely, the prices of higher yielding securities may tend to rise when interest rates fall.